INCOME TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
INCOME TAXES
Income before taxes excluded the amounts of loss incurring entities			$ 8,979,640
PRC EIT tax rates	15.00%	15.00%	15.00%
Tax at the PRC EIT tax rates			$ 1,346,946
Tax effect of 75% (50% for 2018 and 2017) R&D expenses deduction			(163,357)
Tax effect of deferred tax recognized	$ 406,064	$ (406,637)	(1,958)
Tax effect of non-deductible expenses			18,307
Change in unrecognized tax benefits	(958,210)	(1,021,565)	(951,710)
Income tax expense (recovery)	$ (552,146)	$ (1,428,202)	$ 248,228
Percent of tax effect of R & D expenses deduction	75.00%			50.00%	50.00%